Shareholders' equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company is as follows:
Authorized
In December 2023, in connection with the Company’s TSX listing, the authorized share capital of the Company was amended in order to: (i) create a new class of non-voting and non-participating shares in the capital of the Company exchangeable at the holder's option into SVS (the “Exchangeable Shares”) and authorize the issuance of an unlimited number of Exchangeable Shares; and (ii) restate the rights of the SVS to provide for a conversion feature whereby each SVS may at any time, at the holder’s option, be converted into one (1) Exchangeable Share. The Exchangeable Shares do not carry voting rights, rights to receive dividends or other rights upon dissolution of the Company and are considered “restricted securities” within the meaning of such term under applicable Canadian securities laws. The amendments aim to provide the Company’s shareholders with the option to convert their SVS into Exchangeable Shares if such shareholders prefer to hold non-voting and non-participating shares given the uncertainty and complexity related to cannabis regulations in the U.S.
As of December 31, 2023, the authorized share capital consists of (i) an unlimited number of multiple voting shares (“MVS”) without par value, (ii) an unlimited number of SVS, without par value and (iii) an unlimited number of Exchangeable Shares, without par value.
Issued
As of December 31, 2023, the Company had 93,970,705 MVS issued and outstanding that were held directly or indirectly by Boris Jordan, the Company's Executive Chairman (“Executive Chairman”).
Holders of the MVS are entitled to 15 votes per share and are entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class or series of shares will have the right to vote. As of December 31, 2023 and 2022, the MVS represent approximately 12.8% and 13.1%, respectively, of the total issued and outstanding shares and 68.8% and 69.3%, respectively, of the voting power attached to such outstanding shares. The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. At the annual and special meeting of the shareholders of the Company held on September 9, 2021, the shareholders of the Company approved an amendment to the articles of the Company (the “Amendment”) in order to extend the automatic termination of the dual-class structure of the Company, which was previously set to occur on October 25, 2021, and to maintain such dual-class structure until the earlier to occur of: (i) the transfer or disposition of the MVS by the Executive Chairman to one or more third parties which are not permitted holders; (ii) the Executive Chairman or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis; and (iii) the first business day following the first annual meeting of shareholders of the Company following the SVS being listed and posted for trading on a U.S. national securities exchange such as Nasdaq or The New York Stock Exchange.
As of December 31, 2023 and 2022, the Company had 639,757,098 and 623,520,125, respectively, SVS issued and outstanding; see details of the share balance below. Holders of the SVS are entitled to one vote per share.
As of December 31, 2023, no Exchangeable Shares have been issued.

	SVS	MVS	Total
As of January 1, 2022	614,369,729	93,970,705	708,340,434
Issuance of shares in connection with acquisitions (Note 4)	7,392,857	—	7,392,857
Acquisition escrow shares returned and retired	(980,098)	—	(980,098)
Exercise of stock options (Note 17)	1,269,953	—	1,269,953
Issuance of SVS for settlement of RSUs (Note 17)	1,315,176	—	1,315,176
Share-based compensation (Note 17)	152,508	—	152,508
As of December 31, 2022	623,520,125	93,970,705	717,490,830
Issuance of shares in connection with acquisitions (Note 4)	12,329,002	—	12,329,002
Issuance of shares in connection with public offering	2,700,000	—	2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	(254,315)	—	(254,315)
Acquisition escrow shares returned and retired	(350,794)	—	(350,794)
Exercise of stock options (Note 17)	211,775	—	211,775
Issuance of SVS for settlement of RSUs	1,601,305	—	1,601,305
As of December 31, 2023	639,757,098	93,970,705	733,727,803
As of December 31, 2023 and 2022, the number of SVS available for issuance under the Company’s 2018 Long Term Incentive Plan (“LTIP”) was 73,372,780 and 71,749,083 SVS, respectively. See Note 17 — Share-based compensation for further detail.
Treasury shares
In connection with the Company’s listing on the TSX and the restructuring of the capital structure of Curaleaf, Inc., 254,315 SVS, valued at cost of $1.1 million, was contributed by the Investor to Curaleaf, Inc. during the year ended
December 31, 2023. In accordance with ASC 205, the Company recognized these contributed SVS within Treasury shares on the Consolidated Balance Sheet as of December 31, 2023. See Note 2 — Basis of presentation and consolidation for further detail.
During the years ended December 31, 2023 and 2022, the Company received back from the escrow agent and concurrently cancelled 350,794 and 980,098 SVS, respectively, that had previously been issued into an escrow account at the Select and Grassroots acquisition dates. The SVS were returned to the Company as the matters subject to be paid via escrow were resolved and/or the escrow resolution periods were completed.
Capital raise
In order for the Company to comply with the conditions precedent to the TSX Listing, on October 3, 2023, the Company closed a marketed offering of 2,700,000 SVS, for total gross proceeds to the Company of C$16.2 million. The SVS were offered in each of the Provinces of Canada, other than Québec, pursuant to a prospectus supplement dated September 28, 2023, to the Company's base shelf prospectus dated December 30, 2022, and in the United States on a private placement basis to “qualified institutional buyers” pursuant to exemptions from the registration requirements of the U.S. Securities Act of 1933, as amended (the “Securities Act”), and applicable state securities laws.